May 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:	Separate Account I of National Integrity Life Insurance Company

Registration Nos. 333-102574 and 811-04846

Pinnacleplus Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 8 to its Registration Statement number 333-102574 on Form N-4, which was filed electronically on April 24, 2009.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Associate Counsel — Securities
Western & Southern Financial Group, Inc.